Distribution Date:	08/12/25	GS Mortgage Securities Trust 2016-GS4
Determination Date:	08/06/25
Next Distribution Date:	09/12/25
Record Date:	07/31/25	Commercial Mortgage Pass-Through Certificates
Series 2016-GS4

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	4		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	5		200 West Street | New York, NY 10282 | United States
Exchangeable Certificate Detail	6	Master Servicer	Trimont LLC
Exchangeable Certificate Factor Detail	7		Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Additional Information	8		550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	9	General Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Bond / Collateral Reconciliation - Balances	10		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Current Mortgage Loan and Property Stratification	11-15		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 1)	16-17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Mortgage Loan Detail (Part 2)	18-19
			David Rodgers	(212) 230-9090
Principal Prepayment Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	23				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	25	Trustee	Wilmington Trust, National Association
Modified Loan Detail	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36251XAN7	1.731000%	31,820,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36251XAP2	2.905000%	201,522,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36251XAQ0	3.178000%	175,000,000.00	137,722,480.15	5,218,932.09	364,735.03	0.00	0.00	5,583,667.12	132,503,548.06	41.06%	30.00%
A-4	36251XAR8	3.442000%	267,043,000.00	267,043,000.00	0.00	765,968.34	0.00	0.00	765,968.34	267,043,000.00	41.06%	30.00%
A-AB	36251XAS6	3.278000%	43,192,000.00	6,433,942.39	1,010,778.65	17,575.39	0.00	0.00	1,028,354.04	5,423,163.74	41.06%	30.00%
A-S	36251XAV9	3.645000%	92,388,000.00	92,388,000.00	0.00	280,628.55	0.00	0.00	280,628.55	92,388,000.00	27.61%	21.00%
B	36251XAW7	3.934222%	48,761,000.00	48,761,000.00	0.00	159,863.85	0.00	0.00	159,863.85	48,761,000.00	20.51%	16.25%
C	36251XAY3	4.035222%	43,628,000.00	43,628,000.00	0.00	146,707.23	0.00	0.00	146,707.23	43,628,000.00	14.16%	12.00%
D	36251XAA5	3.233000%	53,893,000.00	53,893,000.00	0.00	145,196.72	0.00	0.00	145,196.72	53,893,000.00	6.32%	6.75%
E	36251XAE7	4.035222%	21,814,000.00	21,814,000.00	0.00	73,353.62	0.00	0.00	73,353.62	21,814,000.00	3.14%	4.63%
F	36251XAG2	4.035222%	10,266,000.00	10,266,000.00	0.00	34,521.33	0.00	0.00	34,521.33	10,266,000.00	1.65%	3.63%
G*	36251XAJ6	4.035222%	37,212,204.00	12,812,444.70	0.00	82,677.93	0.00	1,496,270.75	82,677.93	11,316,173.95	0.00%	0.00%
AMA-A	36251XBB2	3.199416%	16,118,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	84.14%
AMA-B	36251XBF3	3.503849%	21,917,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	62.56%
AMA-C	36251XBH9	3.813991%	27,032,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	35.96%
AMA-D	36251XBK2	3.557285%	36,533,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
225-A	36251XBM8	2.635985%	12,964,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	88.53%
225-B	36251XBR7	2.993892%	18,405,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	72.24%
225-C	36251XBT3	3.777571%	22,576,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	52.26%
225-D	36251XBV8	4.766193%	30,673,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	25.12%
225-E	36251XBX4	5.544562%	28,382,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

S	36251XAZ0	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	36251XAL1	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,241,139,204.02	694,761,867.24	6,229,710.74	2,071,227.99	0.00	1,496,270.75	8,300,938.73	687,035,885.75

X-A	36251XAT4	0.630275%	810,965,000.00	503,587,422.54	0.00	264,498.71	0.00	0.00	264,498.71	497,357,711.80
X-B	36251XAU1	0.101000%	48,761,000.00	48,761,000.00	0.00	4,104.05	0.00	0.00	4,104.05	48,761,000.00
X-D	36251XAC1	0.802222%	53,893,000.00	53,893,000.00	0.00	36,028.47	0.00	0.00	36,028.47	53,893,000.00
X-AMA	36251XBD8	0.000000%	101,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-225	36251XBP1	0.000000%	113,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			1,128,219,000.00	606,241,422.54	0.00	304,631.23	0.00	0.00	304,631.23	600,011,711.80

Deal Distribution Total					6,229,710.74	2,375,859.22	0.00	1,496,270.75	8,605,569.96

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36251XAN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36251XAP2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36251XAQ0	786.98560086	29.82246909	2.08420017	0.00000000	0.00000000	0.00000000	0.00000000	31.90666926	757.16313177
A-4	36251XAR8	1,000.00000000	0.00000000	2.86833334	0.00000000	0.00000000	0.00000000	0.00000000	2.86833334	1,000.00000000
A-AB	36251XAS6	148.96143707	23.40198764	0.40691309	0.00000000	0.00000000	0.00000000	0.00000000	23.80890072	125.55944944
A-S	36251XAV9	1,000.00000000	0.00000000	3.03750000	0.00000000	0.00000000	0.00000000	0.00000000	3.03750000	1,000.00000000
B	36251XAW7	1,000.00000000	0.00000000	3.27851869	0.00000000	0.00000000	0.00000000	0.00000000	3.27851869	1,000.00000000
C	36251XAY3	1,000.00000000	0.00000000	3.36268520	0.00000000	0.00000000	0.00000000	0.00000000	3.36268520	1,000.00000000
D	36251XAA5	1,000.00000000	0.00000000	2.69416659	0.00000000	0.00000000	0.00000000	0.00000000	2.69416659	1,000.00000000
E	36251XAE7	1,000.00000000	0.00000000	3.36268543	0.00000000	0.00000000	0.00000000	0.00000000	3.36268543	1,000.00000000
F	36251XAG2	1,000.00000000	0.00000000	3.36268556	0.00000000	0.00000000	0.00000000	0.00000000	3.36268556	1,000.00000000
G	36251XAJ6	344.30760134	0.00000000	2.22179611	(1.06399798)	11.99080683	0.00000000	40.20914080	2.22179611	304.09846055
AMA-A	36251XBB2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
AMA-B	36251XBF3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
AMA-C	36251XBH9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
AMA-D	36251XBK2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
225-A	36251XBM8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
225-B	36251XBR7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
225-C	36251XBT3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
225-D	36251XBV8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
225-E	36251XBX4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	36251XAZ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	36251XAL1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36251XAT4	620.97306609	0.00000000	0.32615305	0.00000000	0.00000000	0.00000000	0.00000000	0.32615305	613.29121701
X-B	36251XAU1	1,000.00000000	0.00000000	0.08416665	0.00000000	0.00000000	0.00000000	0.00000000	0.08416665	1,000.00000000
X-D	36251XAC1	1,000.00000000	0.00000000	0.66851855	0.00000000	0.00000000	0.00000000	0.00000000	0.66851855	1,000.00000000
X-AMA	36251XBD8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-225	36251XBP1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	07/01/25 - 07/30/25	30	0.00	364,735.03	0.00	364,735.03	0.00	0.00	0.00	364,735.03	0.00
A-4	07/01/25 - 07/30/25	30	0.00	765,968.34	0.00	765,968.34	0.00	0.00	0.00	765,968.34	0.00
A-AB	07/01/25 - 07/30/25	30	0.00	17,575.39	0.00	17,575.39	0.00	0.00	0.00	17,575.39	0.00
X-A	07/01/25 - 07/30/25	30	0.00	264,498.71	0.00	264,498.71	0.00	0.00	0.00	264,498.71	0.00
X-B	07/01/25 - 07/30/25	30	0.00	4,104.05	0.00	4,104.05	0.00	0.00	0.00	4,104.05	0.00
A-S	07/01/25 - 07/30/25	30	0.00	280,628.55	0.00	280,628.55	0.00	0.00	0.00	280,628.55	0.00
B	07/01/25 - 07/30/25	30	0.00	159,863.85	0.00	159,863.85	0.00	0.00	0.00	159,863.85	0.00
C	07/01/25 - 07/30/25	30	0.00	146,707.23	0.00	146,707.23	0.00	0.00	0.00	146,707.23	0.00
D	07/01/25 - 07/30/25	30	0.00	145,196.72	0.00	145,196.72	0.00	0.00	0.00	145,196.72	0.00
X-D	07/01/25 - 07/30/25	30	0.00	36,028.47	0.00	36,028.47	0.00	0.00	0.00	36,028.47	0.00
E	07/01/25 - 07/30/25	30	0.00	73,353.62	0.00	73,353.62	0.00	0.00	0.00	73,353.62	0.00
F	07/01/25 - 07/30/25	30	0.00	34,521.33	0.00	34,521.33	0.00	0.00	0.00	34,521.33	0.00
G	07/01/25 - 07/30/25	30	484,169.95	43,084.22	0.00	43,084.22	(39,593.71)	0.00	0.00	82,677.93	446,204.35
AMA-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-AMA	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
AMA-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
AMA-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
AMA-D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
225-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-225	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
225-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
225-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
225-D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
225-E	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			484,169.95	2,336,265.51	0.00	2,336,265.51	(39,593.71)	0.00	0.00	2,375,859.22	446,204.35

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	36251XAV9	3.645000%	92,388,000.00	92,388,000.00	0.00	280,628.55	0.00	0.00	280,628.55	92,388,000.00
A-S (PEZ)	N/A	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	36251XAW7	3.934222%	48,761,000.00	48,761,000.00	0.00	159,863.85	0.00	0.00	159,863.85	48,761,000.00
B (PEZ)	N/A	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	36251XAY3	4.035222%	43,628,000.00	43,628,000.00	0.00	146,707.23	0.00	0.00	146,707.23	43,628,000.00
C (PEZ)	N/A	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			184,777,000.03	184,777,000.00	0.00	587,199.63	0.00	0.00	587,199.63	184,777,000.00

Exchangeable Certificate Details
PEZ	36251XAX5	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 30

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEZ	36251XAX5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 30

	Additional Information
Total Available Distribution Amount (1)	8,605,569.96
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 8 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,349,300.10	Master Servicing Fee	8,047.06
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,204.27
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	298.66
ARD Interest	0.00	Operating Advisor Fee	901.94
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	292.68
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,349,300.10	Total Fees	13,034.60

Principal		Expenses/Reimbursements
Scheduled Principal	753,583.44	Reimbursement for Interest on Advances	(158.24)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	5,476,127.30	Special Servicing Fees (Monthly)	(63,000.00)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,093.53
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	21,471.00
Total Principal Collected	6,229,710.74	Total Expenses/Reimbursements	(39,593.71)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,375,859.22
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	6,229,710.74
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	8,605,569.96
Total Funds Collected	8,579,010.84	Total Funds Distributed	8,579,010.85

© 2021 Computershare. All rights reserved. Confidential.			Page 9 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	694,761,867.24	694,761,867.24	Beginning Certificate Balance	694,761,867.24
(-) Scheduled Principal Collections	753,583.44	753,583.44	(-) Principal Distributions	6,229,710.74
(-) Unscheduled Principal Collections	5,476,127.30	5,476,127.30	(-) Realized Losses	1,496,270.75
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	1,496,270.75
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	1,496,270.75	1,496,270.75	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	687,035,885.75	687,035,885.75	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	695,120,142.77	695,120,142.77	Ending Certificate Balance	687,035,885.75
Ending Actual Collateral Balance	687,035,885.75	687,035,885.75

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 10 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	9,242,755.15	1.35%	12	4.0233	NAP	Defeased	2	9,242,755.15	1.35%	12	4.0233	NAP
10,000,000 or less	8	52,141,940.66	7.59%	14	4.1114	2.421831	1.40 or less	4	101,282,209.41	14.74%	12	4.3821	0.895433
10,000,001 to 20,000,000	5	82,409,221.51	11.99%	13	4.3715	1.864225	1.41-1.50	2	40,144,515.20	5.84%	11	4.3089	1.465945
20,000,001 to 30,000,000	6	154,358,203.97	22.47%	14	4.0092	2.565235	1.51-1.60	2	15,886,410.40	2.31%	15	3.8689	1.586957
30,000,001 to 40,000,000	2	68,833,074.40	10.02%	12	4.2868	1.157937	1.61-1.70	1	26,731,014.99	3.89%	15	4.6390	1.707400
40,000,001 to 50,000,000	1	50,000,000.00	7.28%	15	3.4500	4.925400	1.71-2.00	5	132,815,200.81	19.33%	15	4.3114	1.892828
50,000,001 to 60,000,000	1	53,797,719.86	7.83%	13	3.3335	2.360800	2.01-2.20	2	27,288,223.89	3.97%	15	4.2548	2.120221
60,000,001 to 80,000,000	3	216,252,970.20	31.48%	14	3.8058	3.029826	2.21-3.00	6	176,053,555.90	25.63%	13	3.7506	2.386847
80,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	3.01 or greater	4	157,592,000.00	22.94%	14	3.2496	5.293437
Totals	28	687,035,885.75	100.00%	14	3.9308	2.622331	Totals	28	687,035,885.75	100.00%	14	3.9308	2.622331
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	2	9,242,755.15	1.35%	12	4.0233	NAP
							Defeased	2	9,242,755.15	1.35%	12	4.0233	NAP
Arizona	3	10,867,308.96	1.58%	14	3.6889	3.744404
							Industrial	57	140,449,194.10	20.44%	14	3.7926	3.263263
California	13	217,322,575.75	31.63%	15	3.8940	2.973538
							Lodging	5	86,149,044.04	12.54%	12	4.3913	1.507111
Colorado	5	17,027,485.44	2.48%	14	3.8702	3.463915
							Mixed Use	1	19,698,053.07	2.87%	15	4.2480	1.896800
Florida	7	47,202,262.15	6.87%	15	4.0192	2.005916
							Office	5	131,098,969.24	19.08%	14	3.4138	4.390536
Georgia	4	7,745,016.49	1.13%	13	3.9740	2.335400
							Retail	15	293,207,412.72	42.68%	14	4.0634	1.923548
Hawaii	1	26,731,014.99	3.89%	15	4.6390	1.707400
							Self Storage	1	7,190,457.44	1.05%	14	4.1430	2.635000
Illinois	7	85,327,752.14	12.42%	13	3.3145	4.436361
							Totals	86	687,035,885.75	100.00%	14	3.9308	2.622331
Indiana	1	567,274.50	0.08%	13	3.9740	2.335400
Kentucky	2	2,581,932.91	0.38%	13	3.9740	2.335400
Maryland	1	34,282,860.70	4.99%	13	3.3335	2.360800
Michigan	4	5,846,263.36	0.85%	13	3.9740	2.335400
Minnesota	2	3,497,955.83	0.51%	13	4.1427	1.898759
Missouri	3	10,258,311.25	1.49%	15	4.2662	2.035925
New Jersey	1	1,151,233.48	0.17%	13	3.9740	2.335400
New York	3	25,240,868.47	3.67%	15	4.3444	0.387646
North Carolina	2	9,805,759.32	1.43%	14	4.0979	2.555093
Ohio	3	3,870,813.89	0.56%	13	3.9740	2.335400
Oregon	1	24,460,309.55	3.56%	12	3.9355	1.287000
Pennsylvania	4	58,830,481.82	8.56%	12	4.5363	1.045426
South Carolina	2	3,033,249.83	0.44%	13	3.9740	2.335400
Tennessee	1	34,346,619.86	5.00%	10	4.3610	1.460500
Texas	12	31,103,147.65	4.53%	15	3.5961	4.389853
Wisconsin	2	16,692,632.29	2.43%	14	4.1301	2.300957
Totals	86	687,035,885.75	100.00%	14	3.9308	2.622331

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	9,242,755.15	1.35%	12	4.0233	NAP	Defeased	2	9,242,755.15	1.35%	12	4.0233	NAP
	3.000% or less	1	25,600,000.00	3.73%	14	2.8315	7.896100	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.001% to 3.500%	3	179,089,719.86	26.07%	14	3.3211	4.067139	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 4.000%	7	157,484,211.59	22.92%	14	3.8949	2.193527	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	5	78,067,597.34	11.36%	14	4.1977	1.591701	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	8	192,274,454.88	27.99%	14	4.3307	1.637853	49 months or greater	26	677,793,130.60	98.65%	14	3.9295	2.632163
	4.501% or greater	2	45,277,146.93	6.59%	12	4.9118	1.522091	Totals	28	687,035,885.75	100.00%	14	3.9308	2.622331
	Totals	28	687,035,885.75	100.00%	14	3.9308	2.622331
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	9,242,755.15	1.35%	12	4.0233	NAP	Defeased	2	9,242,755.15	1.35%	12	4.0233	NAP
	111 months or less	26	677,793,130.60	98.65%	14	3.9295	2.632163	Interest Only	8	282,492,000.00	41.12%	14	3.6367	3.883424
	112 months or greater	0	0.00	0.00%	0	0.0000	0.000000	351 months or less	17	324,440,160.40	47.22%	13	4.1748	1.607500
	Totals	28	687,035,885.75	100.00%	14	3.9308	2.622331	352 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Other	1	70,860,970.20	10.31%	13	3.9740	2.335400
								Totals	28	687,035,885.75	100.00%	14	3.9308	2.622331
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	9,242,755.15	1.35%	12	4.0233	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	26	677,793,130.60	98.65%	14	3.9295	2.632163
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	28	687,035,885.75	100.00%	14	3.9308	2.622331
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 15 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
3	306991003	OF	Chicago	IL	Actual/360	3.227%	209,195.89	0.00	0.00	N/A	09/06/26	--	75,292,000.00	75,292,000.00	08/06/25
4	306991004	IN	Various	Various	Actual/360	3.974%	242,594.46	30,473.93	0.00	N/A	09/04/26	--	70,891,444.13	70,860,970.20	08/06/25
5	301271200	RT	Whittier	CA	Actual/360	4.258%	257,029.44	0.00	0.00	N/A	11/06/26	--	70,100,000.00	70,100,000.00	08/06/25
6	301271174	RT	Various	Various	Actual/360	3.333%	154,828.51	139,838.99	0.00	N/A	09/06/26	--	53,937,558.85	53,797,719.86	08/06/25
8	301271207	IN	Various	Various	Actual/360	3.450%	148,541.67	0.00	0.00	N/A	11/06/26	--	50,000,000.00	50,000,000.00	08/06/25
9	306991009	RT	Chattanooga	TN	30/360	4.361%	125,127.43	84,225.71	0.00	N/A	06/06/26	--	34,430,845.57	34,346,619.86	08/06/25
10	301271195	RT	Bethel Park	PA	Actual/360	4.213%	125,359.13	68,102.48	0.00	N/A	10/06/26	--	34,554,557.02	34,486,454.54	08/06/25
11	301271211	LO	San Diego	CA	Actual/360	4.468%	112,889.22	63,785.78	0.00	N/A	11/06/26	--	29,341,351.83	29,277,566.05	08/06/25
12	301271222	RT	Koloa	HI	Actual/360	4.639%	106,951.58	42,391.96	0.00	N/A	11/06/26	--	26,773,406.95	26,731,014.99	08/06/25
13	306991013	LO	Portland	OR	Actual/360	3.936%	83,055.54	47,781.58	0.00	N/A	08/06/26	--	24,508,091.13	24,460,309.55	08/06/25
14	301271220	OF	Purchase	NY	Actual/360	4.367%	89,630.33	45,548.13	0.00	N/A	11/06/26	--	23,834,861.51	23,789,313.38	08/06/25
15	301271178	OF	Irvine	CA	Actual/360	2.832%	62,418.84	0.00	0.00	10/06/26	10/06/28	--	25,600,000.00	25,600,000.00	08/06/25
16	301271212	RT	Chico	CA	Actual/360	3.731%	78,703.19	0.00	0.00	N/A	11/06/26	--	24,500,000.00	24,500,000.00	08/06/25
17	301271213	MU	Coral Springs	FL	Actual/360	4.248%	72,196.18	38,463.95	0.00	N/A	11/06/26	--	19,736,517.02	19,698,053.07	08/06/25
18	306991018	LO	Pittsburgh	PA	Actual/360	5.305%	84,892.92	37,342.42	0.00	N/A	03/06/26	--	18,583,474.36	18,546,131.94	08/06/25
19	301271199	RT	Various	Various	Actual/360	4.287%	70,131.90	0.00	0.00	N/A	11/06/26	--	19,000,000.00	19,000,000.00	08/06/25
20	301271202	LO	Hollywood	FL	Actual/360	3.811%	45,596.17	29,057.23	0.00	N/A	11/06/26	--	13,894,093.73	13,865,036.50	08/06/25
22	301271204	IN	Jacksonville	FL	Actual/360	3.885%	37,803.21	0.00	0.00	N/A	11/06/26	--	11,300,000.00	11,300,000.00	08/06/25
23	301271198	IN	Janesville	WI	Actual/360	4.182%	29,906.52	16,450.36	0.00	N/A	10/06/26	--	8,304,674.25	8,288,223.89	08/06/25
24	301271196	RT	Bellevue	WI	Actual/360	4.079%	29,575.93	15,850.77	0.00	N/A	10/06/26	--	8,420,259.17	8,404,408.40	08/06/25
25	301271206	RT	Liberty	MO	Actual/360	4.289%	27,102.64	16,389.23	0.00	N/A	11/06/26	--	7,338,315.06	7,321,925.83	08/06/25
26	301271194	SS	Charlotte	NC	Actual/360	4.143%	25,711.58	16,543.98	0.00	N/A	10/06/26	--	7,207,001.42	7,190,457.44	08/06/25
27	301271210	OF	Plano	TX	Actual/360	4.210%	25,334.13	5,491,919.65	0.00	N/A	11/06/26	--	6,988,190.40	0.00	08/06/25
28	301271192	OF	Denver	CO	Actual/360	4.400%	24,353.67	9,998.53	0.00	N/A	10/06/26	--	6,427,654.39	6,417,655.86	08/06/25
29	301271201	IN	Madison	WI	Actual/360	4.042%	20,774.71	12,094.32	0.00	N/A	07/06/26	--	5,968,697.19	5,956,602.87	08/06/25
30	301271209	RT	San Diego	CA	Actual/360	3.610%	20,827.69	0.00	0.00	N/A	11/06/26	--	6,700,000.00	6,700,000.00	08/06/25
31	301271208	RT	Coatesville	PA	Actual/360	4.000%	20,008.50	11,023.49	0.00	N/A	11/06/26	--	5,808,918.83	5,797,895.34	08/06/25
32	301271205	IN	Howe	IN	Actual/360	3.990%	11,308.15	5,499.41	0.00	N/A	11/06/26	08/06/26	3,291,651.69	3,286,152.28	08/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 30

Mortgage Loan Detail (Part 1)

					Interest					Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date	Date	Date	Balance	Balance	Date
33	301271173	RT	Duluth	MN	Actual/360	4.266%	7,450.97	6,928.84	0.00 N/A	09/06/26	--	2,028,302.74	2,021,373.90	08/06/25
Totals							2,349,300.10	6,229,710.74	0.00			694,761,867.24	687,035,885.75
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
3	26,454,518.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	27,036,253.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	6,301,093.79	1,516,801.35	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	12,440,830.98	3,292,716.66	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	8,993,872.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	10,982,492.00	2,465,105.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,072,437.50	562,100.65	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	4,461,927.33	4,377,243.09	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,759,753.57	1,552,403.77	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	4,964,762.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	838,409.65	183,926.44	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	5,605,110.00	1,489,519.56	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,367,651.48	571,636.61	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,403,322.18	654,388.34	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	6,392,976.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,840,333.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,443,881.00	1,706,745.83	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,285,387.54	320,829.69	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,179,195.05	300,694.63	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,010,466.24	358,471.36	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	967,633.00	551,014.67	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,325,151.59	337,281.57	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	(227,239.00)	(93,629.00)	01/01/25	03/31/25	04/08/25	1,202,290.87	102,642.62	0.00	0.00	0.00	0.00
28	619,329.51	807,221.68	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	1,155,365.05	286,399.50	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	152,390.62	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	364,133.16	76,803.87	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	131,074,284.56	26,434,827.89				1,202,290.87	102,642.62	0.00	0.00	0.00	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
27	301271210	5,476,127.30	Disposition	0.00	0.00
Totals		5,476,127.30		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/12/25	0	0.00	0	0.00	0	0.00	1	0.00	0	0.00	0	0.00	0	0.00	1	5,476,127.30	3.930799%	3.908907%	14
07/11/25	0	0.00	0	0.00	1	6,988,190.40	1	6,988,190.40	0	0.00	0	0.00	0	0.00	0	0.00	3.933813%	3.909490%	15
06/12/25	0	0.00	0	0.00	1	7,004,741.91	0	0.00	0	0.00	0	0.00	0	0.00	1	29,227,269.90	3.934034%	3.909705%	16
05/12/25	0	0.00	0	0.00	1	7,020,417.43	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.969485%	3.929036%	17
04/11/25	0	0.00	0	0.00	1	7,036,856.27	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.969717%	3.929249%	18
03/12/25	0	0.00	0	0.00	1	7,052,415.78	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.969932%	3.929447%	19
02/12/25	1	50,641,643.78	0	0.00	1	7,070,390.66	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.970192%	3.929686%	20
01/13/25	0	0.00	0	0.00	1	7,085,829.04	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.970404%	3.929881%	21
12/12/24	0	0.00	0	0.00	1	7,101,211.66	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.970615%	3.930075%	22
11/13/24	0	0.00	0	0.00	1	7,117,368.04	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.970839%	3.930282%	23
10/11/24	0	0.00	0	0.00	1	7,132,636.73	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.971047%	3.930473%	24
09/12/24	0	0.00	0	0.00	1	7,148,683.25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.971269%	3.930677%	25
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		86,595,817	86,595,817	0		0
13 - 24 Months		574,840,069	574,840,069	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		25,600,000	25,600,000	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-25	687,035,886	687,035,886	0	0	0	0
Jul-25	694,761,867	687,773,677	0	0	0	6,988,190
Jun-25	695,548,230	688,543,488	0	0	7,004,742	0
May-25	746,634,494	739,614,076	0	0	7,020,417	0
Apr-25	747,515,316	740,478,460	0	0	7,036,856	0
Mar-25	748,351,401	741,298,985	0	0	7,052,416	0
Feb-25	749,310,261	691,598,226	50,641,644	0	7,070,391	0
Jan-25	750,140,155	743,054,326	0	0	7,085,829	0
Dec-24	750,967,199	743,865,988	0	0	7,101,212	0
Nov-24	751,833,538	744,716,170	0	0	7,117,368	0
Oct-24	752,654,760	745,522,124	0	0	7,132,637	0
Sep-24	753,515,465	746,366,782	0	0	7,148,683	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
27	301271210	0.00	-	7,800,000.00	01/14/25	(182,895.00)	(1.48230)	03/31/25	11/06/26	254
Totals		0.00	0.00	7,800,000.00		(182,895.00)

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
27	301271210	OF	TX	01/12/24	7

7/28/25: Property was built in 1984 and is a 97,899 SF five story office building located in Plano, TX. Loan was transferred into Special Servicing on 1/12/24 due to payment default; loan is due for the 9/6/2023 payment. Both

Guarantors/Borrowers have executed the prenegotiation letter. Legal engaged, Notice of Default sent 1/26/24 and Notice of Acceleration sent 2/20/24. Appraisal and inspection complete. Receivership order executed 5/24/24. Property Manager and Leasing broker in place. Lease-up activity is ongoing. Sale agreement has been executed. Anticipated closing date is 7/29/25.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
10	301271195	38,296,443.49	4.21300%	38,296,443.49 4.21300%		10	07/22/20	08/06/20	08/06/20
12	301271222	0.00	4.63900%	0.00	4.63900%	8	08/06/21	05/06/21	09/03/21
12	301271222	0.00	4.63900%	0.00	4.63900%	8	08/25/21	05/06/21	09/03/21
18	306991018	20,568,925.04	5.30500%	20,568,925.04 5.30500%		10	09/04/20	06/06/20	09/08/20
Totals		58,865,368.53		58,865,368.53
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
7	301271219 06/12/25	50,337,906.95	91,800,000.00	35,287,247.44	5,966,321.04	35,287,247.44	29,320,926.40	21,016,980.55	0.00	0.00	21,016,980.55	36.93%
21	301271190 01/12/22	12,714,609.58	13,800,000.00	11,266,352.94	1,936,884.73	11,266,352.94	9,329,468.21	3,385,141.37	0.00	(12,947.62)	3,398,088.99	24.27%
27	301271210 08/12/25	6,988,190.40	7,800,000.00	7,307,222.83	1,815,303.18	7,307,222.83	5,491,919.65	1,496,270.75	0.00	0.00	1,496,270.75	17.81%
Current Period Totals		6,988,190.40	7,800,000.00	7,307,222.83	1,815,303.18	7,307,222.83	5,491,919.65	1,496,270.75	0.00	0.00	1,496,270.75
Cumulative Totals		70,040,706.93	113,400,000.00	53,860,823.21	9,718,508.95	53,860,823.21	44,142,314.26	25,898,392.67	0.00	(12,947.62)	25,911,340.29

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
7	301271219	06/12/25	0.00	0.00	21,016,980.55	0.00	0.00	21,016,980.55	0.00	0.00	21,016,980.55
21	301271190	07/12/23	0.00	0.00	3,398,088.99	0.00	15,250.00	0.00	0.00	0.00	3,382,778.99
		04/13/23	0.00	0.00	3,382,838.99	0.00	0.00	(3,998.57)	0.00	0.00
		07/12/22	0.00	0.00	3,386,837.56	0.00	0.00	60.00	0.00	0.00
		06/10/22	0.00	0.00	3,386,777.56	0.00	60.00	0.00	0.00	0.00
		04/12/22	0.00	0.00	3,386,717.56	0.00	0.00	180.00	0.00	0.00
		03/11/22	0.00	0.00	3,386,537.56	0.00	0.00	1,396.19	0.00	0.00
		01/12/22	0.00	0.00	3,385,141.37	0.00	0.00	3,385,141.37	0.00	0.00
27	301271210	08/12/25	0.00	0.00	1,496,270.75	0.00	0.00	1,496,270.75	0.00	0.00	1,496,270.75
Current Period Totals			0.00	0.00	1,496,270.75	0.00	0.00	1,496,270.75	0.00	0.00	1,496,270.75
Cumulative Totals			0.00	0.00	25,911,340.29	0.00	15,310.00	25,896,030.29	0.00	0.00	25,896,030.29

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
9	0.00	0.00	0.00	0.00	2,093.53	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	21,471.00	0.00
27	0.00	0.00	(63,000.00)	0.00	0.00	0.00	0.00	0.00	(158.24)	0.00	0.00	0.00
Total	0.00	0.00	(63,000.00)	0.00	2,093.53	0.00	0.00	0.00	(158.24)	0.00	21,471.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(39,593.71)

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Supplemental Notes
None

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